INCOME TAX	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 18. INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, an entity incorporated in the BVI is not subject to tax on income or capital gains.

Hong Kong

In accordance with the relevant tax laws and regulations in Hong Kong, a company with trading activities in Hong Kong is subject to Profits Tax within Hong Kong at the applicable tax rate on its assessable profits. In March 2018, the Hong Kong government introduced a two-tiered Profits Tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered Profits Tax rate regime, the first HK$2.0 million of assessable profits of qualifying entity is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018/19. According to the relevant policy, if no election of the qualifying entity has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to the Profits Tax at the rate of 16.5%. The Group had elected Shine Union to have its qualifying profits of HK$2.0 million charged at half rate. Under the current laws of Hong Kong, payments of dividends are not subject to withholding tax.

Income tax expenses consisted of the following:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Current income tax expenses	914,309	194,136
Deferred income tax (benefits) expenses	393,433	(837,430)
Total income tax expenses (benefits)	1,307,742	(643,294)

Income (Loss) before income tax expenses for the years ended September 30, 2024 and 2025 is attributable to the following geographic locations:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Hong Kong	8,246,150	(2,377,751)
Foreign	3,715,080	(16,750,020)
Income (Loss) before income tax expenses	11,961,230	(19,127,771)

The tax on the Group’s income before income tax expenses (benefits) differs from the theoretical amount that would arise using the enacted tax rate of the companies comprising the Group can be reconciled as follows:

		For the Years Ended September 30,
		2024	2025
		HK$	HK$
Income tax expenses (benefits) calculated at Hong Kong Profits Tax rate		1,973,604	(3,145,817)
Income not taxable for tax purposes		(131,939)	(298,508)
Expenses not deductible for tax purposes	(A)	2,193,096	59,909
Effect of preferential tax rates in Hong Kong		(165,000)	(143,881)
Impact of different tax rates in other jurisdictions		(2,562,019)	2,885,003
Income tax expenses (benefits)		1,307,742	(643,294)

(A)	Mainly relate to non-deductible listing expenses.

Deferred tax assets and liabilities, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Deferred tax assets:
Decelerated tax depreciation of property and equipment	18,447	3,214
Provision for allowance for credit loss	1,126,455	1,519,650
Lease liabilities	770,659	896,536
Total deferred tax assets	1,915,561	2,419,400
Net off against deferred tax liabilities	(1,707,859)	(1,805,985)
Net deferred tax assets	207,702	613,415

Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,368,917)	(909,449)
Right-of-use assets	(770,659)	(896,536)
Total deferred tax liabilities	(2,139,576)	(1,805,985)
Net off against deferred tax assets	1,707,859	1,805,985
Net deferred tax liabilities	(431,717)	—

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused, tax planning alternatives, reversal of existing taxable temporary differences, the taxable income generated in prior years, and the projected future taxable income. Valuation allowances are established for deferred tax assets when it is not more likely than not that they will be realized.

As of September 30, 2024 and 2025, the Group did not recognize a valuation allowance against its deferred tax assets because the Group believes it is more likely than not that the deferred tax assets will be realized. The taxable temporary differences mainly comprise of (i) the provision for allowance for credit losses of HK$1,126,455 and HK$1,519,650; and (ii) lease liabilities of HK$770,659 and HK$896,536, as of September 30, 2024 and 2025, respectively, which are expected to be reversed upon receipt of outstanding receivables, the taxable income in future periods for the operating entities, and the settlement of operating lease payments. The deferred tax assets relate mainly to temporary differences that are expected to reverse within the next 3 years.

Although the Group recorded a net loss of HK$18.5 million for the fiscal year ended September 30, 2025, management considers that this loss does not outweigh the abovementioned expected recovery of deferred tax assets because the loss arose principally from non-operational and non-recurring items such as inventory write-downs and investor-searching activities, rather than from a sustained deterioration in the Group’s underlying operating performance or future taxable income-generating capacity.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended September 30, 2024 and 2025, the Group did not have any significant interest or penalties related to potential underpaid income tax expenses. The Group’s major tax jurisdiction is Hong Kong. Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, if in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment.